NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 67.9%
	ASSET MANAGEMENT - 5.0%
35,000	Blackstone, Inc.	$3,967,950
31,500	KKR & Company, Inc.	2,761,920
		6,729,870
	BANKING - 7.4%
100,000	Bank of America Corporation	4,983,000
17,000	JPMorgan Chase & Company	5,105,100
		10,088,100
	BIOTECH & PHARMA - 4.9%
18,000	AbbVie, Inc.	4,177,440
19,000	Zoetis, Inc.	2,490,900
		6,668,340
	E-COMMERCE DISCRETIONARY - 3.1%
20,000	Amazon.com, Inc.(a)	4,200,000

	ELECTRICAL EQUIPMENT - 2.2%
265,000	Orion Energy Systems, Inc.(a)(b)	2,946,800

	ENTERTAINMENT CONTENT - 4.1%
47,000	Sphere Entertainment Company(a)	5,593,470

	INDUSTRIAL REIT - 1.9%
10,000	Innovative Industrial Properties, Inc.	529,600
40,000	LXP Industrial Trust	1,982,400
		2,512,000
	INTERNET MEDIA & SERVICES - 3.9%
17,000	Alphabet, Inc., Class A	5,299,920

	LEISURE FACILITIES & SERVICES - 4.3%
68,000	Madison Square Garden Entertainment Corporation(a)	4,293,520
10,000	Vail Resorts, Inc.	1,358,100
		5,651,620
	OIL & GAS PRODUCERS - 6.6%
120,000	Energy Transfer, L.P.	2,260,800
16,000	Exxon Mobil Corporation	2,440,000
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NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 67.9% (Continued)
	OIL & GAS PRODUCERS - 6.6% (Continued)
125,000	Kinder Morgan, Inc.	$4,158,750
		8,859,550
	RETAIL - CONSUMER STAPLES - 1.1%
13,000	Target Corporation	1,479,270

	RETAIL - DISCRETIONARY - 2.4%
17,500	Boot Barn Holdings, Inc.(a)	3,311,350

	RETAIL REIT - 1.6%
33,000	Realty Income Corporation	2,211,000

	SEMICONDUCTORS - 6.8%
22,500	Advanced Micro Devices, Inc.(a)	4,504,725
7,500	NVIDIA Corporation	1,328,925
24,000	QUALCOMM, Inc.	3,416,640
		9,250,290
	SPECIALTY REIT - 2.2%
50,000	EPR Properties	2,970,500

	TECHNOLOGY HARDWARE - 5.7%
17,300	Apple, Inc.	4,570,314
40,000	Cisco Systems, Inc.	3,178,400
		7,748,714
	TECHNOLOGY SERVICES - 1.9%
27,000	Paychex, Inc.	2,528,550

	TOBACCO & CANNABIS - 0.7%
150,000	Green Thumb Industries, Inc.(a)	987,000

	WHOLESALE - DISCRETIONARY - 2.1%
62,800	Acme United Corporation	2,826,628

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NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares				Fair Value
	COMMON STOCKS — 67.9% (Continued)
	TOTAL COMMON STOCKS (Cost $37,004,857)			$91,862,972

	PREFERRED STOCKS — 3.9%
	BANKING — 1.8%
28,000	Bank of Hawaii Corporation, 8.000%			743,960
32,000	First Busey Corporation, 8.250%			829,440
35,000	Wintrust Financial Corporation, 7.878%			934,500
				2,507,900
	COMMERCIAL SUPPORT SERVICES — 0.1%
7,043	Star Equity Holdings, Inc., 10.000%			72,191

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
30,800	EPR Properties - Series C, 5.750%			810,656
17,000	Lexington Realty Trust - Series C, 6.500%			778,430
				1,589,086
	SOFTWARE — 0.8%
11,000	Strategy, Inc., 10.500%			1,100,000

	TOTAL PREFERRED STOCKS (Cost $5,106,545)			5,269,177

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BOND — 0.9%
	ASSET MANAGEMENT — 0.9%
1,000,000	WisdomTree, Inc.(c)	4.6250	08/15/30	1,190,000

	TOTAL CONVERTIBLE BOND (Cost $1,060,050)			1,190,000

	CORPORATE BONDS — 15.6%
	ASSET MANAGEMENT — 0.9%
1,200,000	Blue Owl Capital Corporation	5.9500	03/15/29	1,196,235

	BANKING — 0.9%
1,250,000	Wintrust Financial Corporation	4.8500	06/06/29	1,246,645
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NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.6%
	ENGINEERING & CONSTRUCTION — 1.8%
1,250,000	Brundage-Bone Concrete Pumping Holdings, Inc.(c)	7.5000	02/01/32	$1,274,409
1,150,000	Great Lakes Dredge & Dock Corporation	5.2500	06/01/29	1,147,628
				2,422,037
	HOME & OFFICE PRODUCTS — 2.3%
1,150,000	ACCO Brands Corporation(c)	4.2500	03/15/29	1,060,312
800,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	802,176
1,300,000	Steelcase, Inc.	5.1250	01/18/29	1,293,198
				3,155,686
	HOME CONSTRUCTION — 1.0%
1,300,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,302,826

	HOUSEHOLD PRODUCTS — 1.3%
800,000	Energizer Holdings, Inc.	4.7500	06/15/28	795,420
1,000,000	Energizer Holdings, Inc.(c)	6.0000	09/15/33	977,611
				1,773,031
	INSURANCE — 0.9%
1,200,000	Horace Mann Educators Corporation	4.7000	10/01/30	1,205,426

	LEISURE FACILITIES & SERVICES — 3.7%
1,200,000	Brinker International, Inc.(c)	8.2500	07/15/30	1,268,749
1,200,000	Churchill Downs, Inc.(c)	4.7500	01/15/28	1,198,101
1,200,000	Lindblad Expeditions, LLC(c)	7.0000	09/15/30	1,259,505
1,200,000	Vail Resorts, Inc.	5.6250	07/15/30	1,221,798
				4,948,153
	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,350,000	Embecta Corporation(c)	6.7500	02/15/30	1,310,742

	METALS & MINING — 0.9%
1,200,000	Compass & Minerals International, Inc.(c)	8.0000	07/01/30	1,265,825

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NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
591,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	$586,978

	RETAIL - DISCRETIONARY — 0.5%
750,000	BlueLinx Holdings, Inc.(c)	6.0000	11/15/29	740,224

	TOTAL CORPORATE BONDS (Cost $21,068,189)			21,153,808

	U.S. GOVERNMENT & AGENCIES — 3.7%
	U.S. TREASURY BILLS — 3.7%
2,000,000	United States Treasury Bill(d)	3.2800	03/05/26	1,999,399
3,000,000	United States Treasury Bill(d)	2.1900	03/19/26	2,994,886
				4,994,285
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,993,887)			4,994,285

Shares
	SHORT-TERM INVESTMENT — 8.1%
	MONEY MARKET FUND - 8.1%
10,981,796	First American Treasury Obligations Fund, Class X, 3.60%(e) (Cost $10,981,796)			10,981,796

	TOTAL INVESTMENTS - 100.1% (Cost $80,215,324)			$135,452,038
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(133,285)
	NET ASSETS - 100.0%			$135,318,753

LLC	- Limited Liability Company
L.P.	- Limited Partnership
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% outstanding voting securities of this security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the total market value of Rule 144A securities is $11,545,478 or 8.5% of net assets.
(d)	Zero coupon bond. Rate disclosed is the current yield as of February 28, 2026.
(e)	Rate disclosed is the seven day effective yield as of February 28, 2026.

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